AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

NestEgg 2050 Fund

(the “Fund”)

Supplement dated August 20, 2010

to the Prospectus dated April 30, 2010, and as supplemented July 15, 2010

Class A, Class C and Institutional Class Shares

At a Board meeting held on June 25, 2010, the Board of Trustees of the American Independence Funds Trust, including a majority of the Independent Trustees, unanimously approved a sub-advisory agreement (the “New Agreement”) between American Independence Financial Services, LLC (“AIFS”) and Boyd Watterson Asset Management, LLC with respect to the NestEgg 2050 Fund, subject to the approval of the Fund’s shareholders.

Shareholders of record will receive a proxy statement on or around October 15, 2010, containing additional details regarding the New Agreement and the special meeting.

Boyd Watterson Asset Management, LLC (“BWAM”) will serve as the Sub-Advisor to the International Allocation of the Fund’s portfolio in accordance with an interim sub-advisory agreement. Under AIFS’ supervision, BWAM is responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Fund.

The Prospectus is hereby amended and supplemented, effective of August 20, 2010, to reflect the following changes:

1.  Under the FUND SUMMARY in the sub-section entitled “Portfolio Management” for the Fund, the following shall be added:

Sub-Adviser. Boyd Watterson Asset Management, LLC (“BWAM”) is located at 1801E. 9th St., Suite 1400, Cleveland, Ohio 44114.

2. Under MORE ABOUT THE FUND in the sub-section entitled “Fund Management”, the following shall be added at the end of the section:

Sub-Adviser.

Boyd Watterson Asset Management, LLC (“BWAM”) is located at 1801E. 9th St., Suite 1400, Cleveland, Ohio 44114. BWAM managed more than $4.1 billion in assets on June 30, 2010. BWAM is a wholly owned subsidiary of Titanium Asset Management Corporation, located at 777 E. Wisconsin Ave., Suite 2350, Milwaukee, WI 53202.

The BWAM International Equity investment team of Dixon Morgon, Donald Ross, Clyde Bartter and Edwina Curtis-Hayward (outside consultant) is jointly and primarily responsible for the day-to-day management of the Fund. Their biographical information is set forth below.

Portfolio Managers.

Dixon Morgan, Dixon Morgan Jr. is the Senior Vice President responsible for international investments.  He chairs the International Strategies Committee.  Prior to joining Boyd Watterson in March, 2007 Dixon was a Senior Director and Portfolio Manager for OFI Institutional. Prior to joining OFI Institutional in April 2000, Dixon worked for Gratry and Co., as Managing Director-International Investments and Portfolio Manager for eight years. Before working for Gratry, Dixon was the Manager of the International Investments for Brown Brothers Harriman & Co. Dixon also worked for Bankers Trust Company as a Vice President in both their New York and London offices. Overall, he has more than 26 years of experience in investment management. He is also a member of the Association of Investment Management and Research (CFA Institute) and the Cleveland Society of Security Analysts. Dixon is a graduate of Claremont McKenna College in Claremont, CA with a BA in English Literature.

Clyde E. Bartter, CFA, Clyde Bartter is the Vice Chairman and Co-Chief Investment Officer. Previous Experience: President, Chairman of Fixed Income Management, Manager of Client Service and Sales, Duff & Phelps; President of Portfolio Advisory Co., a division of National City Bank. Past Member of the Financial Analysts Federation Advisory Board to the Financial Accounting Standards Board. Past President and member of the CFA Society of Cleveland and member of the CFA Institute. Mr. Bartter has 57 years experience working in the investment industry.  He has his CFA and is a member of the CFA Institute; CPA (Retired), Ohio Society of Certified Public Accountants; CIC, Investment Advisor Association.  Clyde is a graduate of Case Western Reserve University; PhD (Honorary) and received his BA from Baldwin-Wallace College.

Donald Ross, CFA, Donald Ross is Executive Vice President / Global Strategist for Boyd Watterson Asset Management, LLC.  Prior to joining Boyd Watterson in 2007, Don was President and Chief Investment Officer for National City Corporation’s Investment Management Company.  Don began his career in Global investing with Ameritrust as a Financial Analyst.  He is a member of the Cleveland Society of Security Analysts.  Don received his M.A., in Social Sciences from the University of Chicago and B.A., in Economics & B.S., in Business from the University of Colorado.  Mr. Ross has 25 years of experience working in the investment industry.

Edwina Curtis Hayward, Edwina Curtis Hayward is an outside consultant to Boyd Watterson advising on international investments.  She has performed similar roles at Oppenheimer Funds Inc and Gratry and Company.  Previously she was an assistant fund manager at Brown Brothers Harriman & Co both in London and New York.  Ms Curtis Hayward was also an assistant fund manager at N M Rothschild (HK) Ltd in Hong Kong. She began her career as a credit analyst at Hill Samuel & Co Ltd in London.  Ms Curtis Hayward holds a MA from the University of Oxford in Philosophy, Politics and Economics and a MSc from the University of London in Management Science and is also an Associate of the Institute of Chartered Secretaries and Administrators.

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AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

NestEgg 2050 Fund

(the “Fund”)

Supplement dated August 20, 2010

to the Statement of Additional Information dated April 30, 2010, and as Supplemented July 15, 2010

Class A, Class C and Institutional Class Shares

At a Board meeting held on June 25, 2010, the Board of Trustees of the American Independence Funds Trust, including a majority of the Independent Trustees, unanimously approved a sub-advisory agreement (the “New Agreement”) between American Independence Financial Services, LLC (“AIFS”) and Boyd Watterson Asset Management, LLC with respect to the NestEgg 2050 Fund, subject to the approval of the Fund’s shareholders.

A special meeting of shareholders is expected to take place in late October, 2010 for the purpose of approving the New Agreement. Shareholders of record will receive a proxy statement in advance of the special meeting containing additional details regarding the New Agreement and the special meeting.

The Statement of Additional Information is hereby amended and supplemented, effective August 20, 2010, to reflect the inclusion of the following sub-section entitled “Sub-Adviser” under the section “Management of the Trust”:

Sub-Adviser.

Boyd Watterson Asset Management, LLC (“BWAM”). Pursuant to an interim sub-advisory agreement BWAM serves as investment sub-adviser to the NestEgg Target Date Funds and is responsible for the day-to-day management of the Funds’ international allocation of the portfolios. BWAM, located at 1801E. 9th St., Suite 1400, Cleveland, Ohio 44114, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940. BWAM manages the day-to-day investment and the reinvestment of the assets of the American Independence NestEgg 2050 Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Advisor and the Board and the officers of the Trust. BWAM is a wholly-owned subsidiary of Titanium Asset Management Corporation.

On a day-to-day basis, the following four individuals are jointly and primarily responsible for the management of the NestEgg 2050 Fund.

Dixon Morgan, Dixon Morgan Jr. is the Senior Vice President responsible for international investments.  He chairs the International Strategies Committee.  Prior to joining Boyd Watterson in March, 2007 Dixon was a Senior Director and Portfolio Manager for OFI Institutional. Prior to joining OFI Institutional in April 2000, Dixon worked for Gratry and Co., as Managing Director-International Investments and Portfolio Manager for eight years. Before working for Gratry, Dixon was the Manager of the International Investments for Brown Brothers Harriman & Co. Dixon also worked for Bankers Trust Company as a Vice President in both their New York and London offices. Overall, he has more than 26 years of experience in investment management. He is also a member of the Association of Investment Management and Research (CFA Institute) and the Cleveland Society of Security Analysts. Dixon is a graduate of Claremont McKenna College in Claremont, CA with a BA in English Literature.

Clyde E. Bartter, CFA, Clyde Bartter is the Vice Chairman and Co-Chief Investment Officer. Previous Experience: President, Chairman of Fixed Income Management, Manager of Client Service and Sales, Duff & Phelps; President of Portfolio Advisory Co., a division of National City Bank. Past Member of the Financial Analysts Federation Advisory Board to the Financial Accounting Standards Board. Past President and member of the CFA Society of Cleveland and member of the CFA Institute. Mr. Bartter has 57 years experience working in the investment industry.  He has his CFA and is a member of the CFA Institute; CPA (Retired), Ohio Society of Certified Public Accountants; CIC, Investment Advisor Association.  Clyde is a graduate of Case Western Reserve University; PhD (Honorary) and received his BA from Baldwin-Wallace College.

Donald Ross, CFA, Donald Ross is Executive Vice President / Global Strategist for Boyd Watterson Asset Management, LLC.  Prior to joining Boyd Watterson in 2007, Don was President and Chief Investment Officer for National City Corporation’s Investment Management Company.  Don began his career in Global investing with Ameritrust as a Financial Analyst.  He is a member of the Cleveland Society of Security Analysts.  Don received his M.A., in Social Sciences from the University of Chicago and B.A., in Economics & B.S., in Business from the University of Colorado.  Mr. Ross has 25 years of experience working in the investment industry.

Edwina Curtis Hayward, Edwina Curtis Hayward is an outside consultant to Boyd Watterson advising on international investments.  She has performed similar roles at Oppenheimer Funds Inc and Gratry and Company.  Previously she was an assistant fund manager at Brown Brothers Harriman & Co both in London and New York.  Ms Curtis Hayward was also an assistant fund manager at N M Rothschild (HK) Ltd in Hong Kong. She began her career as a credit analyst at Hill Samuel & Co Ltd in London.  Ms Curtis Hayward holds a MA from the University of Oxford in Philosophy, Politics and Economics and a MSc from the University of London in Management Science and is also an Associate of the Institute of Chartered Secretaries and Administrators.

BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER. As of the date of this sticker, the portfolio managers responsible for the day to day management of the Fund did not own any shares of the Fund or of any fund in the Trust.

ACCOUNT MANAGEMENT DISCLOSURES. Including the Fund and the affiliated NestEgg Target Date Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	No. of Accts.	Total Assets	No. of Accts.	Total Assets	No. of Accts.	Total Assets
Dixon Morgan	1	$30,000,000	0	0	46	$25,322,000

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